FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash and equivalents, noncurrent	$ 5.0		$ 5.0		$ 5.7	$ 5.2
Restricted cash and equivalents, current	2.3		2.3		3.2	8.8
Contingent consideration liability	7.2		7.2		8.2	12.5
Contingent consideration (gain) loss	0.9	$ 0.7	1.0	$ 2.0	1.1	$ (5.5)	$ (0.1)
Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0.0		0.0		113.0
Receivables factoring program
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash and equivalents, noncurrent	4.7		4.7		5.4
Restricted cash and equivalents, current	2.3		2.3		3.1
Cash collateral for credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted cash, noncurrent	$ 0.3		$ 0.3		$ 0.3